Exhibit 99.1

World Omni Auto Receivables Trust 2025-D
Monthly Servicer Certificate
October 31, 2025

Dates Covered
Collections Period	09/20/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	918,386,265.14	36,214
Original Yield Supplement Overcollateralization Amount	64,361,771.00	0
Aggregate Starting Principal Balance	982,748,036.14	36,214
Principal Payments	45,551,904.44	815
Defaulted Receivables	84,389.50	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	60,391,435.38	0
Pool Balance at 10/31/25	876,720,306.82	35,398

Pool Statistics	$ Amount	# of Accounts
Pool Factor	95.36%
Prepayment ABS Speed	0.93%
Aggregate Starting Principal Balance	982,748,036.14	36,214

Delinquent Receivables:
Past Due 31-60 days	5,351,342.39	184
Past Due 61-90 days	677,499.87	26
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	6,028,842.26	210

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.07%
Delinquency Trigger Occurred	NO

Recoveries	42,035.67
Aggregate Net Losses/(Gains) - October 2025	42,353.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.05%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	7,890,482.76
Actual Overcollateralization	6,472,617.24
Weighted Average Contract Rate	6.17%
Weighted Average Contract Rate, Yield Adjusted	9.27%
Weighted Average Remaining Term	60.03

Flow of Funds	$ Amount
Collections	52,512,978.62
Investment Earnings on Cash Accounts	2,985.49
Servicing Fee	(1,119,240.82)
Transfer to Collection Account	-
Available Funds	51,396,723.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,114,051.20
(3) Noteholders' First Priority Principal Distributable Amount	339,693.18
(4) Class B Interest	98,649.17
(5) Noteholders' Second Priority Principal Distributable Amount	27,530,000.00
(6) Class C Interest	51,712.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,790,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,472,617.24
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-

Total Distributions of Available Funds	51,396,723.29

Servicing Fee	1,119,240.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	877,060,000.00
Original Class B	27,530,000.00
Original Class C	13,790,000.00

Total Class A, B, & C
Original Note Balance	918,380,000.00
Principal Paid	48,132,310.42
Note Balance @ 11/17/25	870,247,689.58

Class A-1
Original Note Balance	190,000,000.00
Principal Paid	48,132,310.42
Note Balance @ 11/17/25	141,867,689.58
Note Factor @ 11/17/25	74.6672050%

Class A-2a
Original Note Balance	145,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	145,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-2b
Original Note Balance	169,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	169,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-3
Original Note Balance	314,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	314,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Original Note Balance	59,060,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	59,060,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Original Note Balance	27,530,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	27,530,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Original Note Balance	13,790,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	13,790,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,264,412.87
Total Principal Paid	48,132,310.42
Total Paid	51,396,723.29

Class A-1
Coupon	4.04100%
Interest Paid	703,807.50
Principal Paid	48,132,310.42
Total Paid to A-1 Holders	48,836,117.92

Class A-2a
Coupon	3.91000%
Interest Paid	472,458.33
Principal Paid	0.00
Total Paid to A-2a Holders	472,458.33

Class A-2b
SOFR Rate	4.23367%
Coupon	4.54367%
Interest Paid	703,890.21
Principal Paid	0.00
Total Paid to A-2b Holders	703,890.21

Class A-3
Coupon	3.95000%
Interest Paid	1,033,583.33
Principal Paid	0.00
Total Paid to A-3 Holders	1,033,583.33

Class A-4
Coupon	4.07000%
Interest Paid	200,311.83
Principal Paid	0.00
Total Paid to A-4 Holders	200,311.83

Class B
Coupon	4.30000%
Interest Paid	98,649.17
Principal Paid	0.00
Total Paid to B Holders	98,649.17

Class C
Coupon	4.50000%
Interest Paid	51,712.50
Principal Paid	0.00
Total Paid to C Holders	51,712.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5545339
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	52.4100159
Total Distribution Amount	55.9645498

A-1 Interest Distribution Amount	3.7042500
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	253.3279496
Total A-1 Distribution Amount	257.0321996

A-2a Interest Distribution Amount	3.2583333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.2583333

A-2b Interest Distribution Amount	4.1650308
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1650308

A-3 Interest Distribution Amount	3.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.2916667

A-4 Interest Distribution Amount	3.3916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3916666

B Interest Distribution Amount	3.5833335
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.5833335

C Interest Distribution Amount	3.7500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.7500000

Noteholders' First Priority Principal Distributable Amount	7.06
Noteholders' Second Priority Principal Distributable Amount	571.96
Noteholders' Third Priority Principal Distributable Amount	286.50
Noteholders' Principal Distributable Amount	134.48

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	2,295,965.66
Investment Earnings	2,985.49
Investment Earnings Paid	(2,985.49)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	2,295,965.66
Change	-

Required Reserve Amount	2,295,965.66